CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	$ 209,518	$ 131,589
Short-term investments	209,694	328,275
Cash and cash equivalents	$ 419,212	$ 459,864	$ 327,127